Non-Controlling Interests - Narrative (Details) $ in Thousands	Jun. 30, 2021 CAD ($)	Sep. 24, 2020	Aug. 18, 2019	Sep. 25, 2020 CAD ($) shares	Jun. 30, 2020 CAD ($)	Aug. 19, 2019 CAD ($) shares	Jun. 30, 2019 CAD ($)
Disclosure of information about unconsolidated subsidiaries [line items]
Equity	$ 2,037,700				$ 2,123,226		$ 4,383,173
Aurora Nordic
Disclosure of information about unconsolidated subsidiaries [line items]
Number of shares issued for acquisition (in shares) | shares				830,287
Percentage of voting equity interests acquired				49.00%
Proportion of ownership interest	100.00%	51.00%
Equity				$ 31,400
Consideration transferred				5,600
Hempco
Disclosure of information about unconsolidated subsidiaries [line items]
Number of shares issued for acquisition (in shares) | shares						217,554
Proportion of ownership interest			51.00%
Equity						$ 18,300
Consideration transferred						$ 20,400
Number of shares reserved for issuance (in shares) | shares						20,217
Non-Controlling Interests
Disclosure of information about unconsolidated subsidiaries [line items]
Equity	$ 0				$ (24,356)		$ 4,410
Non-Controlling Interests | Aurora Nordic
Disclosure of information about unconsolidated subsidiaries [line items]
Equity				$ 25,800
Non-Controlling Interests | Hempco
Disclosure of information about unconsolidated subsidiaries [line items]
Equity						$ 2,100